Contract liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities
Contract liabilities	$ 39,580,000	$ 36,091,000	$ 38,016,000